Securitizations and Variable Interest Entities, Retained Interests from Unconsolidated VIEs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / loan	Dec. 31, 2015 USD ($) $ / loan	Dec. 31, 2014 USD ($)
Decrease in fair value from:
200 basis point increase	$ 154	$ 82
Residential mortgage servicing rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 12,959	$ 12,415
Expected weighted-average life (in years)	6 years 3 months 18 days	6 years
Key economic assumptions:
Prepayment speed assumption	10.30%	11.40%
Decrease in fair value from:
10% adverse change	$ 583	$ 616
25% adverse change	$ 1,385	$ 1,463
Discount rate assumption	6.80%	7.30%
Decrease in fair value from:
100 basis point increase	$ 649	$ 605
200 basis point increase	$ 1,239	$ 1,154
Cost to service assumption ($ per loan) | $ / loan	155	168
Decrease in fair value from:
10% adverse change	$ 515	$ 567
25% adverse change	1,282	1,417
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 28	$ 34
Expected weighted-average life (in years)	3 years 10 months 24 days	3 years 7 months 6 days
Key economic assumptions:
Prepayment speed assumption	17.40%	19.00%
Decrease in fair value from:
10% adverse change	$ 1	$ 1
25% adverse change	$ 2	$ 3
Discount rate assumption	13.30%	13.80%
Decrease in fair value from:
100 basis point increase	$ 1	$ 1
200 basis point increase	1	1
Subordinated bonds [Member] | Consumer securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 1	$ 1
Expected weighted-average life (in years)	8 years 3 months 18 days	11 years 7 months 6 days
Key economic assumptions:
Prepayment speed assumption	13.50%	15.10%
Decrease in fair value from:
10% adverse change	$ 0	$ 0
25% adverse change	$ 0	$ 0
Discount rate assumption	10.70%	10.50%
Decrease in fair value from:
100 basis point increase	$ 0	$ 0
200 basis point increase	$ 0	$ 0
Decrease in fair value from:
Credit loss assumption	3.00%	1.10%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	0	0
Subordinated bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 249	$ 342
Expected weighted-average life (in years)	3 years 1 month 6 days	1 year 10 months 24 days
Decrease in fair value from:
Discount rate assumption	5.20%	5.30%
Decrease in fair value from:
100 basis point increase	$ 7	$ 6
200 basis point increase	$ 12	$ 11
Decrease in fair value from:
Credit loss assumption	4.70%	2.80%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	0	2
Senior bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 552	$ 673
Expected weighted-average life (in years)	5 years 1 month 6 days	5 years 9 months 27 days
Decrease in fair value from:
Discount rate assumption	2.70%	3.00%
Decrease in fair value from:
100 basis point increase	$ 23	$ 33
200 basis point increase	$ 45	$ 63
Decrease in fair value from:
Credit loss assumption	0.00%	0.00%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	0	0
Commercial mortgage servicing [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 2,000	$ 1,700
Securitizations and Variable Interest Entities Textual [Abstract]
Percentage of adverse change in interest rate	25.00%	25.00%
Decrease in fair value from 25% adverse change in interest rate	$ 259	$ 150
VIEs that we do not consolidate [Member] | Loans [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Loans receivable	$ 3,200	$ 4,900	$ 6,500